Fair value measurement	9 Months Ended
Dec. 31, 2025
Fair value measurement [Abstract]
Fair value measurement	Fair value measurement
(1)Fair value hierarchy
When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in the fair value hierarchy based on the inputs used in the valuation techniques as follows:
Level 1:    Quoted prices without adjustments in an active market for identical assets or liabilities.
Level 2:    Inputs other than the quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3:    Unobservable inputs for the assets or liabilities.
The level of fair value hierarchy is determined by the lowest-level input that is significant to the measurement of the fair value.
There were no transfers between levels for the three and nine months ended December 31, 2024 and 2025.
(2)Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the condensed consolidated interim statements of financial position is as follows:

As of March 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	7	398	—	—	398
Private warrant liabilities	7	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

As of December 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥49,988	¥—	¥—	¥49,988
Other financial assets(2)		341	—	131	472
Total		¥50,329	¥—	¥131	¥50,460

Crypto asset borrowings		¥49,487	¥—	¥—	¥49,487
Warrant liability
Public warrant liabilities	7	296	—	—	296
Private warrant liabilities	7	—	—	4	4
Total		¥49,783	¥—	¥4	¥49,787
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) Stablecoins included in “Other financial assets” are categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	For the three months ended December 31
(In millions)	2024	2025
Balance, beginning of period	¥39	¥132
Purchases	21	—
Change in fair value	(0)	(1)
Foreign exchange impact	(10)	—
Balance, end of period	¥50	¥131

Equity security investments
	For the nine months ended December 31,
(In millions)	2024	2025
Balance, beginning of period	¥39	¥46
Purchases	21	100
Change in fair value	(0)	(15)
Foreign exchange impact	(10)	0
Balance, end of period	¥50	¥131

Private warrant liabilities
	For the three months ended December 31,
(In millions)	2024	2025
Balance, beginning of period	¥—	¥14
Initial recognition, December 10, 2024	56	—
Change in fair value	(15)	(11)
Foreign exchange impact	2	1
	¥43	¥4

Private warrant liabilities
	For the nine months ended December 31,
(In millions)	2024	2025
Balance, beginning of period	¥—	¥12
Initial recognition, December 10, 2024	56	—
Change in fair value	(15)	(9)
Foreign exchange impact	2	1
	¥43	¥4
Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2025		December 31, 2025
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	2.5
Volatility	35.9%		52.3%
Expected life (in years)	4.7		3.9
Risk-free rate	3.95%		3.62%
Dividend yield	0.00%		0.00%
(3)Fair value hierarchy of assets and liabilities measured at fair value on a non-recurring basis
As of March 31, 2025
There were no significant assets or liabilities measured at fair value on a nonrecurring basis as of March 31, 2025.
As of December 31, 2025
There were no significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2025.